Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Property, plant and equipment
Property, plant and equipment

2.           Property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2019
Cost
At March 31, 2018	11,303.5	82.7	40.7	62.7	4.3	11,493.9
Additions in year	1,485.2	2.4	47.2	11.7	0.2	1,546.7
Disposals in year	(159.5)	(7.0)	—	(0.1)	—	(166.6)
At March 31, 2019	12,629.2	78.1	87.9	74.3	4.5	12,874.0
Depreciation
At March 31, 2018	3,251.3	29.5	32.9	53.3	3.5	3,370.5
Charge for year	624.9	3.6	5.3	6.3	0.4	640.5
Eliminated on disposal	(159.5)	(7.0)	—	(0.1)	—	(166.6)
At March 31, 2019	3,716.7	26.1	38.2	59.5	3.9	3,844.4
Net book value
At March 31, 2019	8,912.5	52.0	49.7	14.8	0.6	9,029.6

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2018
Cost
At March 31, 2017	10,045.2	77.8	36.7	56.7	4.0	10,220.4
Additions in year	1,452.7	7.6	4.0	6.0	0.3	1,470.6
Disposals in year	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	11,303.5	82.7	40.7	62.7	4.3	11,493.9
Depreciation
At March 31, 2017	2,898.7	28.6	29.6	46.7	3.0	3,006.6
Charge for year	547.0	3.6	3.3	6.6	0.5	561.0
Eliminated on disposal	(194.4)	(2.7)	—	—	—	(197.1)
At March 31, 2018	3,251.3	29.5	32.9	53.3	3.5	3,370.5
Net book value
At March 31, 2018	8,052.2	53.2	7.8	9.4	0.8	8,123.4

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2017
Cost
At March 31, 2016	8,666.4	70.8	32.4	50.6	3.6	8,823.8
Additions in year	1,432.0	7.0	4.3	6.1	0.4	1,449.8
Disposals in year	(53.2)	—	—	—	—	(53.2)
At March 31, 2017	10,045.2	77.8	36.7	56.7	4.0	10,220.4
Depreciation
At March 31, 2016	2,467.7	25.1	26.7	40.2	2.6	2,562.3
Charge for year	484.2	3.5	2.9	6.5	0.4	497.5
Eliminated on disposal	(53.2)	—	—	—	—	(53.2)
At March 31, 2017	2,898.7	28.6	29.6	46.7	3.0	3,006.6
Net book value
At March 31, 2017	7,146.5	49.2	7.1	10.0	1.0	7,213.8

At March 31, 2019, aircraft with a net book value of €2,394.9m (2018:  €2,934.9m; 2017:  €3,442.4m) were mortgaged to lenders as security for loans. Under the security arrangements for the Company’s new Boeing 737-800 “next generation” aircraft, the Company does not hold legal title to those aircraft while these loan amounts remain outstanding.

At March 31, 2019, the cost and net book value of aircraft included advance payments on aircraft of €711.4m (2018:  €558.4m; 2017:  €687.0m). Such amounts are not depreciated. The cost and net book value also includes capitalised aircraft maintenance, aircraft simulators and the stock of rotable spare parts.

The net book value of assets held under finance leases at March 31, 2019, 2018 and 2017 was €197.8m, €267.2m and €362.8m, respectively.

During the fiscal year 2019,  €nil (2018:  €3.1m; 2017:  €1.4m) of borrowing costs were capitalized as part of property, plant and equipment.  (Borrowing costs had been capitalized in prior years as follows: 2018:  1.125%; 2017:  1.125%).